LEASES - Maturity (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
LEASE
Total	R$ 528,849
2024
LEASE
Total	233,988
2025
LEASE
Total	127,317
2026
LEASE
Total	49,434
2027
LEASE
Total	34,701
2028
LEASE
Total	34,596
2029 to 2045
LEASE
Total	R$ 48,813